Discontinued operations - Gain on Disposition (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 27, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net assets sold:
Cash		$ 481,327	$ 451,962	$ 177,742
Accounts receivable and other		68,745	73,216
Property, plant and equipment		4,003,211	4,042,199	$ 4,091,252
Accounts payable and accrued liabilities		(195,334)	(179,372)
Total assets		4,930,734	$ 4,930,545
Tocantinzinho
Net proceeds:
Cash received	$ (20,000)
Tocantinzinho | Discontinued operations
Net proceeds:
Cash received		20,000
Shares received		33,036
Disposal costs incurred		(1,279)
Working capital changes		59
Net proceeds		51,816
Net assets sold:
Cash		340
Accounts receivable and other		1,101
Property, plant and equipment		47,466
Accounts payable and accrued liabilities		(331)
Capital lease obligations		(92)
Total assets		48,484
Gain on disposition of mine		$ 3,332